Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Condensed Statement of Income Captions [Line Items]
Comprehensive income (loss)	$ (122,233)	$ (20,196)	$ 6,745
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss) of subsidiaries	(122,233)	(20,196)	6,745
Net income (loss) of subsidiaries	(122,233)	(20,196)	6,745
Comprehensive income (loss)	$ (122,233)	$ (20,196)	$ 6,745